Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of lease payments under non-cancellable lease agreements
A summary of the Company’s future minimum lease payments required under non-cancellable
lease agreements is as follows (in thousands):

Years ended December 31,	Amount
2021 (remaining 3 months)	$24
2022	16
2023	—
2024	—
2025	—

Total	$40

A summary of the Company’s future minimum lease payments required under non-cancellable
lease agreements is as follows (in thousands):

Years ending December 31,	Amount
2021	$95
2022	16
2023	—
2024	—
2025	—

Total	$111